Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Schedule of Equity Method Investments

Condensed financial information for Bagatelle Investors, Bagatelle NY, Bagatelle LA and One 29 Park as of, and for the years ended December 31, 2013 and 2012 are as follows:

	December 31, 2013:
	Bagatelle	Bagatelle		Bagatelle		One 29
	Investors	NY		LA		Park

Company ownership	31.24%	5.23	%(1)	5.23	%(2)	10%

Current assets	$164,662	$1,628,639		$94,634		$2,136,179
Noncurrent assets	2,944,785	2,708,504		587,861		1,182,845
Current liabilities	(1,471)	(707,324)		(1,187,803)		(750,430)
Noncurrent liabilities	-	(171,996)		(26,771)		-
Equity	$3,107,976	$3,457,823		$(532,079)		$2,568,594

Revenues	$-	$12,137,584		$1,660,135		$10,454,523
Operating income (loss)	271,606	1,987,230		(665,838)		2,014,725
Net income (loss)	271,606	1,928,587		(665,838)		371,739

	December 31, 2012:
	Bagatelle	Bagatelle		Bagatelle		One 29
	Investors	NY		LA		Park
Company ownership	31.24%	5.23	%(1)	5.23	%(2)	10%

Current assets	$684,095	$1,165,932		$107,517		$1,673,947
Noncurrent assets	3,229,291	2,702,895		674,312		1,171,226
Current liabilities	(117,017)	(1,512,816)		(626,338)		(567,270)
Noncurrent liabilities	-	(119,956)		(21,732)		-
Equity	$3,796,369	$2,236,055		$133,759		$2,277,903

Revenues	$-	$6,089,189		$1,745,057		$10,911,564
Operating income (loss)	(184,380)	105,420		(995,511)		2,185,157
Net income (loss)	(184,380)	79,416		(1,002,842)		499,847

(1)	This reflects the Company's direct ownership of 5.23% in Bagatelle NY. In addition, the Company has indirect ownership through Bagatelle Investors as well as one of its subsidiaries of 45.90% for a total effective ownership of 51.13%

(2)	This reflects the Company's direct ownership of 5.23% in Bagatelle LA. In addition, the Company has indirect ownership through Bagatelle Investors as well as one of its subsidiaries of 38.10% for a total effective ownership of 43.33%.